Schedule of Finite-Lived Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 1		5,500
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 2		5,500
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 3	883
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 4		1,782
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 5		1,782
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 6	286
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 7		4,047
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 8		4,047
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 9	650
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 10		8,097
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 11		8,097
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 12	1,300
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 13		219
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 14		219
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 15	35
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 16		19,645
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 17		19,645
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 18	3,154
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 19		3,575
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 20		4,675
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 21	751
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 22		89
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 23		178
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 24	29
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 25		289
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 26		578
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 27	93
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 28		1,288
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 29		3,496
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 30	561
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 31		18
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 32		33
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 33	5
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 34		(5,259)
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 35		(8,960)
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 36	(1,439)
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 37		14,386
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 38		10,685
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 39	1,715
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 40		35,229
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 41		35,229
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 42	5,655
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 43		49,615
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 44		45,914
Intangible Assets, Net Schedule Of Finite-lived Intangible Assets 45	$ 7,370